Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 744	$ 318
Restricted cash	318	402
Current portion of long-term debt	1,566	2,066
Long-term portion of floating rate debt	8,793	6,287
Long term portion of fixed rate CIRR loans	150	218
Fixed interest loans	0	70
Fixed interest convertible bonds	704	872
Fixed interest bonds	1,837	1,360
Floating interest bonds	745	224
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	744	318
Restricted cash	318	402
Current portion of long-term debt	1,566	2,066
Long-term portion of floating rate debt	8,793	6,287
Long term portion of fixed rate CIRR loans	150	218
Fixed interest loans	0	69
Fixed interest convertible bonds	577	561
Fixed interest bonds	1,842	1,342
Floating interest bonds	$ 742	$ 224